Acquisitions (Details) € in Millions, £ in Millions		3 Months Ended
	Mar. 02, 2018 EUR (€)	Mar. 31, 2018	Apr. 21, 2018 GBP (£)	Apr. 21, 2018 EUR (€)
Toppfrys AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
Consideration transferred	€ 3.2
Proportion of voting rights held by non-controlling interests	40.00%	40.00%
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Cash transferred			£ 200	€ 230.0